Correction and changes in disclosures	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Correction and changes in disclosures
5.	Correction and changes in disclosures

5.1	Restatement of previous issues financial statements

In connection with the implementation of the new accounting standard IFRS 16 Leases, the Company concluded its prior accounting for flight equipment with respect to the identification of the built-in maintenance events at initial recognition was incorrect. These initial built-in maintenance components should have been depreciated over a shorter life then the lives assigned for the core airframe and engines, specifically, the time period until the first maintenance event was performed with any remaining value derecognized and charged to expense at the time of the major maintenance event. However, the Company instead had included such components in airframe and engines assets, and depreciated with the same useful life. The restatement reflects the corrected amortization of these initial maintenance components and derecognizes any remaining balance of each such component at the moment of the capitalization of the next maintenance event, if any.

In addition, the Company corrected other previously identified differences, including an error in the valuation method of foreign currency in certain local tax accounts, which resulted the Company recognized an unrealized foreign currency gain on translation of $11 million in 2017, and the Company corrected for the discount rate used to calculate the present value of the provision for return condition in 2017. The Company’s operating leases provide that the Company is contractually obliged to return aircraft in an agreed-upon condition (see note 21).

The tables below reflects each of the affected financial statement line items for the prior periods, as follows:

Impact on the statement of financial position (increase/(decrease)):

	2017	2016
ASSETS
Non - current assets
Property and equipment	$(208,497)	$(205,518)
Deferred tax assets	527	—

Total assets	$(207,970)	$(205,518)

LIABILITIES AND EQUITY
Current liabilities
Taxes and interest payable	(11,363)	—
Non-current liabilities
Other long-term liabilities	7,439	—
Deferred tax liabilities	1,837	—

Total liabilities	(2,087)	—

Equity
Retained earnings	(205,518)	(196,902)
Net income	(365)	(8,616)

Total equity	(205,883)	(205,518)

Total liabilities and equity	$(207,970)	$(205,518)

Impact on the statement of profit or loss (increase/(decrease)):

	2017	2016	2015
Operating expenses
Maintenance, materials and repairs	$7,439	$—	$—
Depreciation and amortization	2,979	8,616	15,660

	10,418	8,616	15,660

Operating profit	(10,418)	(8,616)	(15,660)
Non-operating income (expense)
Gain (loss) on foreign currency fluctuations	11,363	—	—

Profit (loss) before taxes	945	(8,616)	(15,660)

Income tax expense	(1,310)	—	—

Net profit (loss)	$(365)	$(8,616)	$(15,660)

Earnings (loss) per share

Basic and diluted	$(0.01)	$(0.21)	$(0.36)

The change did not have a material impact on the consolidated statement of comprehensive income (loss) for the period. The impact on the statement of cash flows for the year ended December 31, 2017, 2016 and 2015, only relates to the changes in the net profit by the adjustment in the depreciation expense and working capital items. There was no impact on the net cash flows from operating activities. The cash flows from investing and financing activities were not affected.

The following notes are restated by the correction of the error: 3(j), 13, 21, 22, 26 and 28.6.

5.2	Change in accounts classifications

Consolidated statement of financial position

As disclosed in the table below, certain retrospective corrections have been made to the December 31, 2016 consolidated statement of financial position to conform to the 2017 presentation. The movement between current and non-current liabilities corresponds to the classification to non-current liabilities of a portion of the provision for maintenance. This provision include the accrual of formal agreements with third parties for operational maintenance events, the Company has determined that a part of this provision is not going to be settled within 12 months after the reporting period.

Additionally, the Company is adjusting the presentation of the prepaid income tax, previously presented within taxes and interest payables.

The following table reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position:

	As previosly reported	Reclasification	2016 (Adjusted)
Current liabilities
Taxes and interest payable	$47,389	$21,094	$68,483
Accrued expenses payable	$80,116	$(35,754)	$44,362
Income tax payable	$22,495	$(21,094)	$1,401

Non-current liabilities
Other long-term liabilities	$72,694	$35,754	$108,448

Consolidated statement of profit or loss

The Company has historically presented its IFRS consolidated statement of profit or loss “by nature and function on a ‘mixed basis” as permitted by IAS 1. During February 2017, the Company introduced a new business, planning and financial consolidation accounting system, with the objective of improving and giving greater uniformity to the structure and presentation of the consolidated financial statements. While the Company continues to present its consolidated income statement “by nature and function on a ‘mixed basis”, a new chart of accounts was implemented resulting in the reclassification of certain lines in the consolidated financial statements, as well as certain new financial statement line items. In the accompanying consolidated statements, prior periods have been retrospectively reclassified giving effect to the new classifications. The Company does not believe these reclassifications significantly affect its previously reported financial statements, nor do they have any significant impact on previously reported Key Performance Indicators (KPIs) or debt covenant compliance. There was also no impact on the Company’s basic or diluted earnings per share and no impact on the total operating, investing or financing cash flows for the years ended December 31, 2016 and 2015.

The following tables discloses both previously reported and as adjusted amounts of the consolidated statement of profit or loss:

2016
Adjusted
Operating revenue
Passenger revenue	$2,155,167
Cargo and mail revenue	53,989
Other operating revenue	12,696

2,221,852
Operating expenses
Fuel	528,996
Wages, salaries, benefits and other employees’ expenses	370,190
Passenger servicing	86,329
Airport facilities and handling charges	159,771
Sales and distribution	193,984

Maintenance, materials and repairs	121,781
Depreciation and amortization	167,894
Flight operations	88,188
Aircraft rentals and other rentals	138,885

Cargo and courier expenses	6,099
Other Operating and administrative expenses	92,215

1,954,332

Operating profit	267,520
Non-operating income (expense)
Finance cost	(37,024)
Finance income	13,000
(Loss) Gain on foreign currency fluctuations	13,043
Net change in fair value of derivatives	111,642
Other non-operating expense	(3,982)

96,679

Profit (loss) before taxes	364,199
Income tax expense	(38,271)

Net profit (loss)	$325,928

2016 Previously
Reported
Operating revenue
Passenger revenue	$2,133,186
Cargo, mail and other	88,663

2,221,849
Operating expenses
Aircraft fuel	527,918
Salaries and benefits	293,044
Passenger servicing	259,524

Commissions	83,981
Reservations and sales	99,918
Maintenance, material and repairs	122,873
Depreciation, amortization and impairment	167,894
Flight operations	127,777
Aircraft rentals	120,841
Landing fees and other rentals	55,498

Other	94,584

1,953,852

Operating profit	267,997
Non-operating income (expense)
Finance cost	(37,024)
Finance income	13,000
Exchange rate difference, net	13,043
Mark to market derivative income (expense)	111,642
Other income	2,888
Other expense	(7,347)

96,202

Profit (loss) before taxes	364,199
Income tax expense	(38,271)

Net profit (loss)	$325,928

2015
Adjusted
Operating revenue
Passenger revenue	$2,185,465
Cargo and mail revenue	56,738
Other operating revenue	11,507

2,253,710
Operating expenses
Fuel	603,760
Wages, salaries, benefits and other employees’ expenses	373,631
Passenger servicing	84,327
Airport facilities and handling charges	148,078
Sales and distribution	188,961

Maintenance, materials and repairs	111,178
Depreciation and amortization	150,548
Flight operations	86,461
Aircraft rentals and other rentals	142,177

Cargo and courier expenses	6,471
Other Operating and administrative expenses	105,484

2,001,076

Operating profit	252,634
Non-operating income (expense)
Finance cost	(33,155)
Finance income	25,947
(Loss) Gain on foreign currency fluctuations	(440,097)
Net change in fair value of derivatives	(11,572)
Other non-operating expense	(1,632)

(460,509)

Profit (loss) before taxes	(207,875)
Income tax expense	(32,759)

Net profit (loss)	$(240,634)

2015
Previously Reported
Operating revenue
Passenger revenue	$2,166,727
Cargo, mail and other	83,335

2,250,062
Operating expenses
Aircraft fuel	602,777
Salaries and benefits	289,512
Passenger servicing	258,302

Commissions	88,557
Reservations and sales	88,051
Maintenance, material and repairs	111,181
Depreciation, amortization and impairment	150,548
Flight operations	130,930
Aircraft rentals	122,217
Landing fees and other rentals	56,703

Other	100,856

1,999,634

Operating profit	250,428
Non-operating income (expense)
Finance cost	(33,155)
Finance income	25,947
Exchange rate difference, net	(440,097)
Mark to market derivative income (expense)	(11,572)
Other income	7,025
Other expense	(6,451)

(458,303)

Profit (loss) before taxes	(207,875)
Income tax expense	(32,759)

Net profit (loss)	$(240,634)

5.3	Adoption of new and amended standards and interpretations

The Company applied for the first time certain amendments to the standards, which are effective for annual periods beginning on or after January 1, 2017. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

•	Amendments to IAS 7 Statement of cash flows: disclosure initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has provided the information for the current period in note 18.

•	Other standards

The following amendments effective for annual periods beginning on or after January 1, 2017, had no impact on the Company’s financial statements:

Annual Improvements Cycle—2014-2016: IFRS 12 ’Disclosure of interests in other entities’ regarding clarification of the scope of the standard.

Amendments to IAS 12 Income Taxes: recognition of deferred tax assets for unrealized losses